Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Summary of Key Management Personnel Compensation, Including Directors	Key management personnel compensation, including directors, was as follows:

	Year ended December 31,

	2021	2020
Salaries and other benefits	45	41
Share-based payments	20	16
Total compensation	65	57